STOCK-BASED COMPENSATION (Details Narrative) - shares		6 Months Ended
	Jun. 17, 2024	Sep. 30, 2024	Jun. 07, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock awards		0
2017 Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock awards	0
Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Restricted stock awards, shares			7,000,000
Restricted Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Restricted stock awards, shares			2,000,000
Common Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Restricted stock awards, shares			7,000,000